Debt - Narrative (Details)	Apr. 04, 2022 USD ($)	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2022 USD ($)
Debt Instrument [Line Items]
Letters of credit outstanding				$ 29,400,000
Deferred financing fees				$ 3,900,000
Enovis Corporation
Debt Instrument [Line Items]
Cash consideration	$ 1,200,000,000
The Credit Agreement
Debt Instrument [Line Items]
Indebtedness incurred	$ 1,200,000,000
Weighted-average interest rate (as a percent)				3.82%
The Credit Agreement | SOFR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.125%
The Credit Agreement | SOFR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.75%
The Credit Agreement | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.125%
The Credit Agreement | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.75%
The Credit Agreement | Line of Credit
Debt Instrument [Line Items]
Maximum total leverage ratio				4
Minimum interest coverage ratio				3
The Credit Agreement | Line of Credit | Scenario, Forecast
Debt Instrument [Line Items]
Maximum total leverage ratio		3.5	3.75
Revolving credit facilities | The Credit Agreement | Line of Credit
Debt Instrument [Line Items]
Aggregate principal amount	$ 750,000,000
Proceeds from revolving facility	200,000,000
Capacity for additional indebtedness				$ 615,000,000
Deferred financing fees				1,300,000
Term loans | The Credit Agreement | Senior Notes
Debt Instrument [Line Items]
Principal amount	$ 600,000,000
Debt term	364 days
Indebtedness incurred	$ 600,000,000
Term loans | The Credit Agreement | Line of Credit
Debt Instrument [Line Items]
Principal amount	400,000,000
Indebtedness incurred	400,000,000
Deferred financing fees				2,600,000
Letter of Credit
Debt Instrument [Line Items]
Aggregate principal amount				107,500,000
Letter of Credit | The Credit Agreement | Line of Credit
Debt Instrument [Line Items]
Aggregate principal amount	300,000,000
Letter of Credit | Uncommitted Credit Line
Debt Instrument [Line Items]
Aggregate principal amount				$ 50,000,000
Bridge Loan | The Credit Agreement | Line of Credit
Debt Instrument [Line Items]
Aggregate principal amount	$ 50,000,000